DEPOSITS BY CUSTOMERS - Summary of Time Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
DEPOSITS BY CUSTOMERS
Carrying value	$ 87,138,067	$ 59,492,839
Fair value	85,649,548	60,721,677
Less than 6 months
DEPOSITS BY CUSTOMERS
Carrying value	16,922,753	14,224,144
Fair value	$ 16,900,555	$ 14,199,074
Less than 6 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.10%	0.10%
Less than 6 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	16.57%	6.00%
Between 6 months and 12 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 14,279,083	$ 6,048,004
Fair value	$ 14,234,825	$ 6,032,234
Between 6 months and 12 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.50%	0.01%
Between 6 months and 12 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	17.41%	6.50%
Between 12 months and 18 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 13,692,773	$ 5,800,772
Fair value	$ 13,571,248	$ 5,823,728
Between 12 months and 18 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.50%	0.00%
Between 12 months and 18 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	19.51%	7.25%
Greater than 18 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 42,243,458	$ 33,419,919
Fair value	$ 40,942,920	$ 34,666,641
Greater than 18 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.40%	0.00%
Greater than 18 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	22.10%	9.79%